Income Taxes (Details) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended	24 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Adjustment	Dec. 31, 2011 Adjustment	Dec. 31, 2010 Adjustment	Dec. 31, 2011 Federal	Dec. 31, 2012 State	Dec. 31, 2012 Personal Seat Licenses	Dec. 31, 2006 Personal Seat Licenses	Dec. 31, 2010 Personal Seat Licenses Adjustment	Dec. 31, 2008 Personal Seat Licenses Adjustment	Dec. 31, 2007 Personal Seat Licenses Adjustment	Dec. 31, 2012 Youbet.com Federal	Dec. 31, 2012 Youbet.com State	Dec. 31, 2003 KENTUCKY State	Oct. 31, 2012 ILLINOIS State
Income Taxes [Line Items]
Reimbursement percentage of income and sales tax																	80.00%
Reduction in operating expense					$ 700,000	$ 3,100,000
Income tax provision	(33,152,000)	(34,289,000)	(8,341,000)		500,000	1,200,000	1,900,000					(700,000)
Combined benefits received	3,100,000
Sales tax receivable	1,600,000
Income tax receivable recorded	1,000,000
Refund received related to overpayment of income taxes								8,500,000
Proceeds from Income Tax Refunds, Tax Amendment								1,900,000
Proceeds From Personal License Seats											22,900,000
Personal Seat License [Abstract]
Contractual life, term one	30 years									30 years
Contractual life, term two	5 years									5 years
Increase in taxable income due to tax settlement													400,000	19,100,000
Operating Loss Carryforwards									4,300,000						16,200,000	2,200,000
Operating Loss Carryforwards, Valuation Allowance									1,000,000
Unrecognized Tax Benefits	8,565,000	2,109,000	2,926,000	2,967,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	900,000
Income Tax Effects Allocated Directly to Equity, Prior Period Adjustment	7,200,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	8,000,000
Income taxes paid																		2,900,000
Accrued interest epense related to unrecognized income tax benefits	$ 200,000	$ 200,000